Commitments and Contingencies	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Operating Leases

In December 2010, the Company signed a sublease agreement with a related party for a one-year term through December 31, 2011. In December 2011, the Company extended the term of the sublease through December 2012 on a month-to-month basis. In June 2012, the Company vacated the premises and fulfilled its obligations under the sublease (see Note 9).

In September 2011, the Company entered into a lease agreement with a third party on a new facility for a five-year term commencing in February 2012.

Rent expense for each of the years ended December 31, 2012 and 2013, was $0.4 million. Rent expense was $0.3 million for each of the nine months ended September 30, 2013 and 2014. For financial reporting purposes, rent expense is recognized on a straight-line basis over the term of the lease. Accordingly, rent expense recognized in excess of rent paid is accounted for as deferred rent in the accompanying balance sheets.

As of December 31, 2013, future minimum annual obligations under all non-cancellable operating lease commitments, including the facility lease described above are as follows (in thousands):

2014	$471
2015	473
2016	487
2017	82

Total	$1,513

Litigation

From time to time, the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business. Management believes there are no claims or actions pending against the Company as of December 31, 2013 or September 30, 2014 which will have, individually or in the aggregate, a material adverse effect on its business, liquidity, financial position, or results of operations. Litigation, however, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.

License Agreements

The following table summarizes costs recognized, in research and development, under the Company’s license agreements and other non-cancellable royalty and milestone obligations (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
License and other fees	$25	$250	$44	$19
Milestone fees	—	1,100	100	—

Total license and related fees	$25	$1,350	$144	$19

Intellectual Property Licenses

The Company has acquired exclusive rights to develop patented rights, information rights and related know-how for the Company’s AuriPro, OTO-104 and OTO-311 product candidates and potential future product candidates under licensing agreements with third parties in the course of its research and development activities. The licensing rights obligate the Company to make payments to the licensors for license fees, milestones, license maintenance fees and royalties. Annual license and maintenance fees related to these agreements is $25,000. The license and maintenance fees will continue until the first commercial sale of a product. In addition, the Company issued 710 shares of common stock as compensation for one of the licenses. The Company is also responsible for patent prosecution costs.

Under one of these agreements, the Company has achieved five development milestones, totaling $1.2 million, related to its clinical trials for both AuriPro and OTO-104. The Company may be obligated to make additional milestone payments under these agreements as follows (in thousands, except share data):

	Shares of Common Stock	Cash Payments
Development	1,066	$3,235
Regulatory	1,066	12,670
Commercialization	—	1,000

Total	2,132	$16,905

In addition, the Company may owe royalties of less than five percent on sales of commercial products, if any, developed using these licensed technologies. The Company may also be obligated to pay to the licensors a percentage of fees received if and when the Company sublicenses the technology. As of December 31, 2013 and September 30, 2014, the Company has not yet developed a commercial product using the licensed technologies and it has not entered into any sublicense agreements for the technologies.

Other Royalty Arrangements

The Company entered into an agreement related to three provisional patents for AuriPro under which the Company may be obligated to pay a one-time milestone payment of $0.5 million upon the first commercial sale of an approved product and to pay royalties of less than one percent on product sales. The royalties are payable until the later of: (i) the expiration of the last to expire patent owned by the Company in such country covering AuriPro; or (ii) 10 years after the first commercial sale of AuriPro after receipt of regulatory approval for AuriPro in such country.